BORROWINGS - Summary of Available Credit Facilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Authorized corporate credit facilities and related party credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	$ 2,375	$ 2,375
Draws on corporate credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	1	24
Non-current debt instruments issued	1,975
Authorized letter of credit facility
Credit facilities [Line Items]
Available portion of corporate credit facilities	400	400
Issued letters of credit
Credit facilities [Line Items]
Available portion of corporate credit facilities	337	289
Available portion of corporate credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	$ 2,437	$ 2,462